Corporate and Group Information (Tables)	12 Months Ended
Dec. 31, 2023
Corporate and Group Information [Abstract]
Schedule of Company’s Subsidiaries	Particulars of the Company’s principal subsidiaries as at the date of this financial statements are as follows:
			Percentage
			of equity
	Place of		attributable to
	incorporation	Issued	the Company		Principal
Name	and business	share capital	Direct	Indirect	activities
CompareAsia Group Capital Limited	Cayman Islands	US$0.01	100	-	Investment holding

CompareAsia Group Limited	Hong Kong	HK$1	-	100	Investment holding and management services to group companies

CAG Regional Limited	Hong Kong	HK$1	-	100	Provision of management and administrative services to group companies

			Percentage
			of equity
	Place of		attributable to
	incorporation	Issued	the Company		Principal
Name	and business	share capital	Direct	Indirect	activities
CAG Regional Singapore Pte. Ltd	Singapore	SGD2,059,066	-	100	Provision of information technology support and management services to group companies

Compargo Malaysia Sdn. Bhd.	Malaysia	MYR500,000	-	100	Provision of financial comparison services via online platform

Ekos Limited	Hong Kong	HK$1	-	100	Provision of business administration, software and technology services

Ekos Inc.	Philippines	PHP10,000,000	-	100	Provision of business administration, software and technology services

Ekos Pte. Ltd.	Singapore	SGD1	-	100	Provision of business administration, software and technology services

			Percentage
			of equity
	Place of		attributable to
	incorporation	Issued	the Company		Principal
Name	and business	share capital	Direct	Indirect	activities
MoneyGuru Philippines Corporation	Philippines	PHP9,200,000	-	100	Provision of financial comparison services via online platform

MoneyHero Insurance Brokerage, Inc.	Philippines	PHP40,000,000	-	100	Provision of insurance brokerage services

MoneyHero Insurance Brokers Limited	Hong Kong	HK$17,400,000	-	100	Provision of insurance brokerage services

MoneyHero Global Limited	Hong Kong	HK$4,085,155	-	100	Provision of financial comparison services via online platform

Singsaver Insurance Brokers Pte. Ltd.	Singapore	SGD1,060,001	-	100	Provision of insurance brokerage services

Singsaver Pte. Ltd.	Singapore	SGD100,000	-	100	Provision of financial comparison services via online platform

			Percentage
			of equity
	Place of		attributable to
	incorporation	Issued	the Company		Principal
Name	and business	share capital	Direct	Indirect	activities
Seedly Pte. Ltd	Singapore	SGD2,950,181	-	100	An online platform specializing in personal finance community and product comparison

理財一零一有限公司 (Money101 Limited*)	Taiwan	TWD5,000,000	-	100	Provision of financial comparison services via online platform
*	English translation for identification purpose only